Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation
2.	Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited, and have been prepared pursuant to the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) regarding interim financial reporting. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements, and should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012. The December 31, 2012 balance sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP for complete financial statements.

The unaudited condensed consolidated balance sheets as of June 30, 2013 and December 31, 2012 relate to Tronox Limited. The unaudited condensed consolidated statements of operations and cash flows for the three and six months ended June 30, 2013 reflect the consolidated operating results of Tronox Limited. The unaudited condensed consolidated statements of operations and cash flows for the three and six months ended June 30, 2012 reflect the consolidated operating results of Tronox Incorporated prior to June 15, 2012, and, from June 15, 2012 through June 30, 2012, reflect the consolidated operating results of Tronox Limited.

The Company accounted for the Transaction under Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). Under the acquisition method of accounting, each tangible and separately identifiable intangible asset acquired and liability assumed was recorded based on its preliminary estimated fair value on the Transaction Date. The excess of the fair value of the net assets acquired over the value of consideration was recorded as an initial bargain purchase gain. Subsequent to the Transaction, the Company made adjustments to its initial valuation. Such adjustments were recorded on the Transaction Date, which has resulted in revised unaudited condensed consolidated financial statements for the three and six months ended June 30, 2012. The measurement period ended in June 2013.

In connection with the Transaction, Exxaro and its subsidiaries retained a 26% ownership interest in each of Tronox KZN Sands Pty Ltd and Tronox Mineral Sands Pty Ltd in order to comply with the ownership requirements of the Black Economic Empowerment (“BEE”) legislation in South Africa. Exxaro is entitled to exchange this interest for approximately 3.2% in additional Class B Shares under certain circumstances (i.e., the earlier of the termination of the Empowerment Period or the tenth anniversary of completion of the Transaction). The Company accounts for such ownership as “Noncontrolling Interest” on the unaudited condensed consolidated financial statements.

Prior to the Transaction Date, Tronox Incorporated operated the Tiwest Joint Venture with Exxaro Australia Sands Pty Ltd. The Tiwest Joint Venture was a contractual relationship between Tronox Incorporated and Exxaro whereby each party held an undivided interest in each asset of the joint venture, and each party was proportionally liable for each of the joint venture’s liabilities. The Tiwest Joint Venture was not a separate legal entity and did not enter into any transactions. Transactions were entered into by the joint venture partners who had the right to sell their own product, collect their proportional share of the revenues and absorb their share of costs. As such, Tronox Incorporated did not account for the Tiwest Joint Venture under the equity method. Instead, Tronox Incorporated accounted for its share of the Tiwest Joint Venture’s assets that were jointly controlled and its share of liabilities for which it was jointly responsible on a proportionate gross basis in its unaudited Condensed Consolidated Balance Sheet. Additionally, Tronox Incorporated accounted for the revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis in its unaudited Condensed Consolidated Statements of Operations. As of the Transaction Date, the Company owns 100% of the Tiwest Joint Venture operations. As such, the unaudited Condensed Consolidated Balance Sheets at June 30, 2013 and December 31, 2012 includes 100% of the Tiwest operations assets and liabilities. The unaudited Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2013 reflect 100% of the revenue and expenses of the Tiwest operations, while the unaudited Condensed Consolidated Statement of Operations for the three and six months ended June 30, 2012 reflects Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis prior to June 15, 2012, and, from June 15, 2012 through June 30, 2012 reflect 100% of the revenues and expenses of the Tiwest operations.

In management’s opinion, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. It is at least reasonably possible that the effect on the financial statements of a change in estimate within one year of the date of the financial statements due to one or more future confirming events could have a material effect on the financial statements. The consolidated results of operations for interim periods are not necessarily indicative of results for the entire year.

Certain prior period amounts have been reclassified to conform to the manner and presentation in the current period. Such reclassifications did not have an impact on the Company’s net income or consolidated results of operations.

2. Basis of Presentation

Tronox Limited is registered under the laws of the State of Western Australia, Australia, and is considered a domestic company in Australia. As such, Tronox Limited is required to report in Australia under International Financial Reporting Standards (“IFRS”). Additionally, as Tronox Limited is not considered a “foreign private issuer,” the Company is required to comply with the reporting and other requirements imposed by the U.S. securities law on U.S. domestic issuers, which, among other things, requires reporting in the United States under accounting principles generally accepted in the United States of America (“U.S.GAAP”). The consolidated financial statements included in this Form 10-K are prepared in conformity with U.S.GAAP. The Company publishes its consolidated financial statements, in both U.S. GAAP and IFRS, in U.S. dollars.

In connection with its emergence from bankruptcy, Tronox Incorporated applied fresh-start accounting under Accounting Standards Codification (“ASC”) 852, Reorganizations (“ASC 852”) as of January 31, 2011. Accordingly, the financial information of Tronox Incorporated set forth in this Form 10-K, unless otherwise expressly set forth or as the context otherwise indicates, reflects the consolidated results of operations and financial condition on a fresh-start basis for the period beginning February 1, 2011 (“Successor”), and on a historical basis for the period through January 31, 2011 (“Predecessor”).

The Consolidated Balance Sheet as of December 31, 2012 relates to Tronox Limited and the Consolidated Balance Sheet as of December 31, 2011 relates to Tronox Incorporated. The Consolidated Statement of Operations and the Consolidated Statement of Cash Flows for the year ended December 31, 2012 reflect the consolidated operating results of Tronox Incorporated prior to June 15, 2012, and, from June 15, 2012 through December 31, 2012, reflect the consolidated operating results of Tronox Limited. The Consolidated Statements of Operations and the Consolidated Statements of Cash Flows for the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 reflect the consolidated operating results of Tronox Incorporated.

The Company’s consolidated financial statements include the accounts of all majority-owned subsidiary companies. Investments in affiliated companies that are 20% to 50% owned are carried as a component of “Other Long-Term Assets” on the Consolidated Balance Sheets at cost adjusted for equity in undistributed earnings. Except for dividends and changes in ownership interest, changes in equity in undistributed earnings are included in “Other income (expense)” on the Consolidated Statements of Operations. All intercompany transactions have been eliminated.

Prior to the Transaction Date, Tronox Incorporated operated the Tiwest Joint Venture with Exxaro Australia Sands Pty Ltd. The Tiwest Joint Venture was a contractual relationship between Tronox Incorporated and Exxaro whereby each party held an undivided interest in each asset of the joint venture, and each party was proportionally liable for each of the joint venture’s liabilities. The Tiwest Joint Venture was not a separate legal entity and did not enter into any transactions. Transactions were entered into by the joint venture partners who had the right to sell their own product, collect their proportional share of the revenues and absorb their share of costs. As such, Tronox Incorporated did not account for the Tiwest Joint Venture under the equity method. Instead, Tronox Incorporated accounted for its share of the Tiwest Joint Venture’s assets that were jointly controlled and its share of liabilities for which it was jointly responsible on a proportionate gross basis in its Consolidated Balance Sheet. Additionally, Tronox Incorporated accounted for the revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis in its Consolidated Statements of Operations. As such, as of the Transaction Date, Tronox Limited owns 100% of the operations formerly operated by the Tiwest Joint Venture. As such, the Consolidated Balance Sheet as of December 31, 2012 includes 100% of the Tiwest operations assets and liabilities, while the Consolidated Balance Sheet as of December 31, 2011 includes Tronox Incorporated’s 50% undivided interest in each asset and liability of the joint venture. Additionally, the Consolidated Statement of Operations for the year ended December 31, 2012 reflects Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis prior to June 15, 2012, and, from June 15, 2012 through December 31, 2012, reflect 100% of the revenues and expenses of the Tiwest operations. The Consolidated Statements of Operations for the eleven months ended December 31, 2011, one month ended January 31, 2011 and year ended December 31, 2010 reflect Tronox Incorporated’s revenues generated from its share of the products sold and its share of the expenses of the joint venture on a gross basis.

In connection with the Transaction, Exxaro and its subsidiaries retained a 26% ownership interest in each of Tronox KZN Sands Pty Ltd. and Tronox Mineral Sands Pty Ltd. in order to comply with the ownership requirements of the Black Economic Empowerment (“BEE”) legislation in South Africa. The Company accounts for such ownership interest as “Noncontrolling interest” on the Consolidated Balance Sheets.

In management’s opinion, the accompanying consolidated financial statements reflect all adjustments considered necessary for a fair presentation. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior period amounts have been reclassified to conform to the manner and presentation in the current period. Such reclassifications did not have an impact on the Company’s net income or consolidated results of operations.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. It is at least reasonably possible that the effect on the financial statements of a change in estimate within one year of the date of the financial statements due to one or more future confirming events could have a material effect on the financial statements.